Goodwill (Tables)	3 Months Ended
Mar. 31, 2015
Goodwill
	Three months ended	Year ended
	March 31,	December 31,
	2015	2014
	(in thousands)

Opening balance	$463,324	$357,523
Current period acquisitions (Note 3)	115,037	121,209
Prior Period acquisitions	4,418	-
Foreign exchange movement	(11,256)	(15,408)

Closing balance	$571,523	$463,324